Trade Account Receivables	12 Months Ended
Dec. 31, 2025
Trade Account Receivables [Abstract]
Trade account receivables
6.	Trade account receivables

	2025		2024	2023

Trade account receivables	Ps.	1,535,212	1,490,035	1,404,541

Expected credit loss		(353,765)	(356,942)	(332,086)

	Ps.	1,181,447	1,133,093	1,072,455

As of December 31, 2025, 2024 and 2023, the payment period granted to customers is 14 and 30 days for Betterware and Jafra, respectively. No interest is charged on outstanding accounts receivable.

The Group measures the loss reserve for commercial accounts receivable in an amount equal to the expected lifetime credit loss. Expected credit losses in accounts receivable are estimated using a provisions matrix with reference to the debtor’s previous default history and an analysis of the debtor’s current financial situation, adjusted for factors specific to the debtors and the general economic conditions of the industry in which the debtors operate, and assessing both current and predicted conditions as of the reporting date.

The Management has applied significant estimation to determine the estimated expected credit losses as of December 31, 2025, 2024 and 2023. The expected credit loss calculation is adjusted to reflect forward-looking information on macroeconomic factors that could affect customers’ ability to repay their debts.

The Group cancels an account receivable when there is information that indicates that the debtor is experiencing serious financial difficulties and there is no realistic prospect of recovery, e.g. when the debtor has been placed in liquidation or has entered bankruptcy proceedings, or when a commercial account receivable is more than one year old, whichever occurs first. For the years ended December 31, 2025, 2024 and 2023, Ps. 299,945, Ps. 321,399 and Ps. 94,194 have been canceled, respectively.

The following tables show the expected lifetime credit loss recognized for commercial trade accounts receivable, in accordance with the simplified approach established in IFRS 9.

	Commercial trade receivables – days past due
	Betterware de México					Jafra in Mexico and United States
As of December 31, 2025	Not past due		14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		0%	0%	3%	63%	3%	25%	60%	81%
Gross amount of account receivable	Ps.	453,964	94,156	20,989	187,630	419,419	96,295	72,111	190,648	1,535,212
Expected credit loss	Ps.	825	46	697	118,952	12,021	23,844	43,048	154,332	353,765

	Commercial trade receivables – days past due
	Betterware de México					Jafra in Mexico and United States
As of December 31, 2024		Not past due	14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		2%	5%	11%	63%	7%	26%	58%	75%
Gross amount of account receivable	Ps.	471,339	26,320	15,129	165,967	466,770	85,258	73,850	185,402	1,490,035
Expected credit loss	Ps.	9,090	1,342	1,696	105,099	34,945	22,379	42,518	139,873	356,942

	Commercial trade receivables – days past due
	Betterware de México					Jafra in Mexico and United States
As of December 31, 2023		Not past due	14-21	21-28	>28	Not past due	>30-59	>60-120	>120	Total

Expected credit loss rate		2%	8%	14%	58%	8%	26%	57%	76%
Gross amount of account receivable	Ps.	456,616	25,165	16,939	175,534	418,654	79,281	61,568	170,784	1,404,541
Expected credit loss	Ps.	8,935	2,104	2,455	101,305	31,511	20,622	35,281	129,873	332,086

The following tables show the movement in lifetime expected credit loss that has been recognized for commercial trade account receivables, in accordance with the simplified approach set out in IFRS 9.

	Total
Balance as of January 1st, 2023	Ps.	(121,792)
Expected credit loss		(304,501)
Amounts written off		94,194
Foreign currency translation effect		13
Balance as of December 31, 2023		(332,086)
Expected credit loss		(346,124)
Amounts written off		321,399
Foreign currency translation effect		(131)
Balance as of December 31, 2024		(356,942)
Expected credit loss		(296,815)
Amounts written off		299,945
Foreign currency translation effect		47
Balance as of December 31, 2025	Ps.	(353,765)

Long term account receivable from the sale of the “San Angel” property

As of December 31, 2024, the Company recognized an account receivable derived from the sale of the San Ángel Jafra property, the sale was agreed for a total price of Ps. 385,700, of which as of December 31, 2025 and 2024, the amount of Ps. 134,397 and Ps. 140,000 was collected, respectively. As of December 31, 2025, the balance of Ps. 111,303 will be collected in three semiannual payments ending in 2027. The account receivable was initially recognized at fair value, which was determined as the present value of future cash flows using an effective rate of 10.1%. As of December 31, 2025 and 2024, the Management decided not to recognize an expected credit loss effect on San Ángel’s account receivable because it was considered that the probability of non-collection is low and the payments are secured with the mortgage of the same property.